Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.6%)
Australia (0.9%)
	BHP Group Ltd. (XLON) Class DI	1,696,037	57,981
	Woodside Energy Group Ltd. (XLON)	437,661	9,267
			67,248
Brazil (1.2%)
	Ambev SA	13,825,610	38,856
	B3 SA - Brasil Bolsa Balcao	12,219,100	36,559
	XP Inc. Class A	679,517	17,715
			93,130
Canada (1.2%)
*	Shopify Inc. Class A (XTSE)	1,004,501	78,250
	Magna International Inc.	194,581	11,496
			89,746
China (2.4%)
	Alibaba Group Holding Ltd.	6,062,215	58,395
*	PDD Holdings Inc. ADR	152,458	22,306
*	Li Auto Inc. Class A	1,184,158	22,186
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	885,300	20,380
	ANTA Sports Products Ltd.	1,961,600	19,065
	China Overseas Land & Investment Ltd.	8,998,500	15,876
	Will Semiconductor Co. Ltd. Shanghai Class A	514,600	7,742
	Glodon Co. Ltd. Class A (XSHE)	2,795,930	6,755
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	299,800	4,511
	Ping An Insurance Group Co. of China Ltd. Class H	952,000	4,310
			181,526
Denmark (0.3%)
*	Genmab A/S	70,490	22,476
Finland (0.6%)
	Nokia OYJ	10,803,758	36,797
	Nokia OYJ ADR	2,677,936	9,158
			45,955
France (3.9%)
	Cie Generale des Etablissements Michelin SCA	1,974,189	70,926
	Sanofi SA	486,547	48,349
	Pernod Ricard SA	245,019	43,300
	ArcelorMittal SA	1,380,084	39,167
[1]	Amundi SA	459,548	31,346
	Accor SA	752,584	28,806
	LVMH Moet Hennessy Louis Vuitton SE	22,501	18,283
	Sartorius Stedim Biotech	60,825	16,130
			296,307

		Shares	Market Value ($000)
Germany (2.4%)
	BASF SE	1,137,093	61,229
	Daimler Truck Holding AG	1,603,044	60,217
	Fresenius Medical Care AG	951,352	39,775
	adidas AG	113,919	23,149
			184,370
Hong Kong (1.2%)
	AIA Group Ltd.	5,901,000	51,356
	Galaxy Entertainment Group Ltd.	3,740,220	20,948
*	Sands China Ltd.	6,898,800	20,193
			92,497
India (1.7%)
[1]	Reliance Industries Ltd. GDR	1,417,570	88,527
	HDFC Bank Ltd.	2,074,788	42,483
			131,010
Ireland (1.8%)
*	Ryanair Holdings plc ADR	859,461	114,618
*	Flutter Entertainment plc (XDUB)	136,994	24,316
			138,934
Italy (0.4%)
	Enel SpA	4,440,515	33,037
*	Saipem SpA	10,000	16
			33,053
Japan (3.2%)
	Olympus Corp.	2,956,100	42,669
	SMC Corp.	61,400	32,845
	Resona Holdings Inc.	5,529,200	28,029
	Daiichi Sankyo Co. Ltd.	936,900	25,649
	Shiseido Co. Ltd.	796,500	24,009
	Sysmex Corp.	395,000	21,958
	Keyence Corp.	46,936	20,622
	Nippon Paint Holdings Co. Ltd.	2,206,400	17,798
	CyberAgent Inc.	1,960,900	12,283
	Hoshizaki Corp.	303,200	11,076
	Komatsu Ltd.	372,600	9,696
			246,634
Netherlands (3.3%)
	Prosus NV	2,594,364	77,219
	Randstad NV	933,998	58,618
	ING Groep NV	2,717,976	40,755
	ASML Holding NV GDR (Registered)	47,836	36,208
	ASM International NV	43,605	22,695
*,1	Adyen NV	14,745	19,035
			254,530
Norway (0.6%)
	Schibsted ASA Class A	836,918	24,095
*	Adevinta ASA	1,474,134	16,286
	Schibsted ASA Class B	154,965	4,218
			44,599
Other (0.4%)
[2]	Vanguard Total World Stock ETF	339,268	34,904
Russia (0.0%)
[3]	Sberbank of Russia PJSC	3,912,108	—
*,3	X5 Retail Group NV GDR (Registered)	227,797	—
*,3	VK Co. Ltd. GDR	128,137	—

		Shares	Market Value ($000)
*,3	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.2%)
*	Sea Ltd. ADR	370,748	15,015
South Korea (1.2%)
*	Coupang Inc.	2,324,434	37,632
	Shinhan Financial Group Co. Ltd.	1,066,425	33,063
	Samsung Electronics Co. Ltd. (XKRX)	333,471	20,241
			90,936
Sweden (1.1%)
	Atlas Copco AB Class B	3,177,434	47,141
	Epiroc AB Class B	1,504,650	26,388
*	Spotify Technology SA	67,169	12,622
			86,151
Switzerland (1.5%)
	UBS Group AG (Registered)	1,444,830	44,879
	Cie Financiere Richemont SA Class A (Registered)	298,928	41,289
	Roche Holding AG	110,704	32,181
			118,349
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,000,000	57,514
	Hon Hai Precision Industry Co. Ltd.	12,006,745	40,850
			98,364
United Kingdom (5.4%)
	CRH plc (SGMX)	1,531,847	105,420
	Shell plc	2,071,925	68,173
	HSBC Holdings plc	4,946,844	40,020
	Tesco plc	8,971,690	33,238
	J Sainsbury plc	8,369,240	32,267
	Barclays plc	15,265,434	29,891
	Prudential plc (XLON)	2,572,042	29,019
	AstraZeneca plc ADR	377,992	25,458
	NatWest Group plc	8,984,360	25,025
	Standard Chartered plc	2,853,937	24,219
			412,730
United States (60.4%)
	Microsoft Corp.	780,367	293,449
*	Amazon.com Inc.	1,631,569	247,901
	Mastercard Inc. Class A	329,877	140,696
	Martin Marietta Materials Inc.	264,035	131,730
*	Alphabet Inc. Class A	926,237	129,386
	Elevance Health Inc.	259,891	122,554
	Moody's Corp.	312,128	121,905
*	Meta Platforms Inc. Class A	284,844	100,823
	NVIDIA Corp.	199,795	98,942
*	Alphabet Inc. Class C	659,309	92,916
	Service Corp. International	1,183,173	80,988
*	MercadoLibre Inc.	49,967	78,525
*	Adobe Inc.	129,487	77,252
*	Chipotle Mexican Grill Inc.	30,929	70,733
	Eli Lilly & Co.	119,455	69,633
	Cognizant Technology Solutions Corp. Class A	892,789	67,432
	Prologis Inc.	483,206	64,411
	Visa Inc. Class A	240,934	62,727
*	Advanced Micro Devices Inc.	401,516	59,187

		Shares	Market Value ($000)
	Edison International	826,266	59,070
	Capital One Financial Corp.	447,361	58,658
	Lear Corp.	403,624	56,996
	UnitedHealth Group Inc.	107,131	56,401
*	Netflix Inc.	111,505	54,289
	Dow Inc.	970,853	53,242
	Analog Devices Inc.	267,379	53,091
	Wells Fargo & Co.	1,030,355	50,714
*	DoorDash Inc. Class A	501,392	49,583
	Baxter International Inc.	1,273,425	49,231
	Broadridge Financial Solutions Inc.	238,803	49,134
	Citigroup Inc.	933,692	48,029
	S&P Global Inc.	106,927	47,103
*	Uber Technologies Inc.	747,653	46,033
	Equitable Holdings Inc.	1,373,829	45,748
	Wingstop Inc.	177,496	45,542
	Arthur J Gallagher & Co.	201,217	45,250
	SS&C Technologies Holdings Inc.	738,060	45,103
*	Skyline Champion Corp.	569,729	42,308
	Teradyne Inc.	383,310	41,597
*	Alnylam Pharmaceuticals Inc.	217,142	41,563
*	Monster Beverage Corp.	717,651	41,344
	Royalty Pharma plc Class A	1,460,698	41,031
	Charles Schwab Corp.	584,548	40,217
*	Cloudflare Inc. Class A	481,727	40,109
*	Trade Desk Inc. Class A	549,911	39,572
*	Block Inc. (XNYS)	499,880	38,666
*	ICON plc	136,588	38,664
	Entegris Inc.	320,124	38,357
	Bank of America Corp.	1,138,234	38,324
*	CBRE Group Inc. Class A	409,928	38,160
	Eaton Corp. plc	155,731	37,503
	Advanced Drainage Systems Inc.	266,120	37,427
*	Dynatrace Inc.	683,306	37,370
*	Charter Communications Inc. Class A	86,942	33,793
*	Markel Group Inc.	23,607	33,520
*	CoStar Group Inc.	382,331	33,412
*	Tesla Inc.	130,390	32,399
*	Aptiv plc	359,841	32,285
	MetLife Inc.	476,240	31,494
	Westinghouse Air Brake Technologies Corp.	238,654	30,285
	Medtronic plc	363,510	29,946
*	SiteOne Landscape Supply Inc.	178,320	28,977
	Thermo Fisher Scientific Inc.	54,005	28,665
*	MongoDB Inc.	68,179	27,875
*	Airbnb Inc. Class A	199,253	27,126
*	YETI Holdings Inc.	507,715	26,289
*	Moderna Inc.	254,972	25,357
	Albemarle Corp.	175,394	25,341
*	Ceridian HCM Holding Inc.	372,251	24,985
*	Datadog Inc. Class A	204,728	24,850
*	Chewy Inc. Class A	957,077	22,616
*	Floor & Decor Holdings Inc. Class A	195,910	21,856
	Cognex Corp.	505,928	21,117
*	Intuitive Surgical Inc.	62,135	20,962
	Newell Brands Inc.	2,406,073	20,885
*	REVOLUTION Medicines Inc.	724,674	20,784
	Comfort Systems USA Inc.	100,513	20,672

		Shares	Market Value ($000)
	Pool Corp.	50,852	20,275
*	Snowflake Inc. Class A	101,813	20,261
*	Snap Inc. Class A	1,189,820	20,144
*	HubSpot Inc.	34,377	19,957
	Estee Lauder Cos. Inc. Class A	133,832	19,573
*	First Solar Inc.	110,412	19,022
	Texas Instruments Inc.	110,295	18,801
*	Howard Hughes Holdings Inc.	213,510	18,266
*	Illumina Inc.	130,488	18,169
*	Shake Shack Inc. Class A	240,889	17,855
*,4	Livent Corp.	989,665	17,794
*	Roku Inc.	193,458	17,732
[4]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	628,796	17,342
	NOV Inc.	763,196	15,478
*	Unity Software Inc.	372,983	15,251
*	Neogen Corp.	720,119	14,482
*	Certara Inc.	753,028	13,246
*	Exact Sciences Corp.	175,814	13,007
*	Wayfair Inc. Class A	148,992	9,193
*	STAAR Surgical Co.	176,616	5,512
*	Novocure Ltd.	239,370	3,574
*,3	ABIOMED Inc. CVR	82,912	85
			4,637,129
Total Common Stocks (Cost $5,554,461)			7,415,593
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[5,6]	Vanguard Market Liquidity Fund, 5.435% (Cost $206,133)	2,061,668	206,126
Total Investments (99.3%) (Cost $5,760,594)			7,621,719
Other Assets and Liabilities—Net (0.7%)			57,502
Net Assets (100%)			7,679,221
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $138,908,000, representing 1.8% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,413,000.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $7,819,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	509	122,669	2,623
MSCI EAFE Index	March 2024	434	48,877	1,291
MSCI Emerging Markets Index	March 2024	405	20,932	643
				4,557
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,744,505	75,415	85	4,820,005
Common Stocks—Other	307,921	2,287,667	—	2,595,588
Temporary Cash Investments	206,126	—	—	206,126
Total	5,258,552	2,363,082	85	7,621,719
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,557	—	—	4,557
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	192,477	NA1	NA1	—	(22)	2,803	1	206,126
Vanguard Total World Stock ETF	33,307	69,710	70,822	145	2,564	321	—	34,904
Total	225,784	69,710	70,822	145	2,542	3,124	1	241,030
1	Not applicable—purchases and sales are for temporary cash investment purposes.